Policyholder claims and benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Policyholder Claims and Benefits

	2017	2016	2015
Benefits and claims paid life	23,634	23,877	23,130
Benefits and claims paid non-life	1,903	2,052	2,128
Change in valuation of liabilities for insurance contracts	22,741	16,193	7,880
Change in valuation of liabilities for investment contracts	(2,644)	(104)	(6,678)
Other	(34)	(45)	(17)
Total	45,599	41,974	26,443